NOTES PAYABLE RELATED PARTY (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Proceeds from related party loans	$ 8,534	$ 816	$ 1,074	$ 798
Related party loans	12,554		4,020	2,946
Mr Lazar [Member]
Defined Benefit Plan Disclosure [Line Items]
Proceeds from related party loans	8,534		1,074	$ 798
Related party loans	$ 12,554		$ 4,020